Property, Plant and Equipment Mining Assets Under Construction (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 6,192	R 5,103	R 3,553
Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,278	924
Tshepong Operations | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	170	91
Moab Khotsong Zaaiplaats | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	184	27
Moab Khotsong Great Noligwa | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	192	159
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 58	R 51